ACCOUNTS PAYABLE AND OTHER LIABILITIES - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 2,852	$ 2,021
Loans and notes payables	226	899
Derivative liabilities	167	221
Deferred revenue	436	445
Lease liabilities	163	160
Other liabilities	33	16
Total accounts payable and other liabilities	$ 3,877	$ 3,762